Investment Securities - Gross Gains and Losses Realized through Sales of Available-for-Sale Investment Securities (Details) - USD ($) $ in Millions	12 Months Ended
	Dec. 31, 2023	Dec. 31, 2022	Dec. 31, 2021
Investments, Debt and Equity Securities [Abstract]
Realized gains	$ 74	$ 163	$ 122
Realized losses	(219)	(143)	(19)
Net realized gains (losses)	(145)	20	103
Income tax expense (benefit) on net realized gains (losses)	$ (37)	$ 5	$ 26